Indemnification assets (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 12, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Indemnification asset, beginning balance		€ 65.5
Indemnification asset, ending balance		73.8	€ 65.5
Iglo
Disclosure of detailed information about business combination [line items]
Indemnification asset, beginning balance		2.1	10.2
Reclassified from Other receivables		0.0	1.2
Release of indemnified provision	€ (2.1)	(2.1)	(9.3)
Indemnification asset, ending balance		0.0	2.1
Findus
Disclosure of detailed information about business combination [line items]
Indemnification asset, beginning balance		63.4	67.6
Acquisition accounting adjustment		0.0	6.2
Remeasurement of indemnification assets		10.4	(10.4)
Indemnification asset, ending balance		€ 73.8	€ 63.4